Investment Risks	Apr. 30, 2026
Roundhill Video Games ETF | Associated Risks Of Video Game Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Associated Risks of Video Game Companies. Video game companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources, or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Such factors may adversely affect the profitability and value of video game companies. These companies also may be subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy. In addition to the costs of complying with such constraints, the unintended disclosure of confidential information, whether because of an error or a cybersecurity event, could adversely affect the reputation, profitability and value of these companies.
Roundhill Video Games ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund expects to effect certain of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.
Roundhill Video Games ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. The Fund expects to concentrate (i.e., invest more than 25% of its net assets) in the Entertainment Industry. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting the industry than a fund that invests its assets in a more diversified manner.
◦Entertainment Industry Risk. The Entertainment Industry is highly competitive and relies on consumer spending and the availability of disposable income for success. The prices of the securities of companies in the Entertainment Industry may fluctuate widely due to competitive pressures, heavy expenses incurred for research and development of products, problems related to bringing products to market, consumer preferences and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the Entertainment Industry. The Entertainment Industry is a separate industry within the Communication Services Sector.

Roundhill Video Games ETF | Concentration Risk, Entertainment Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Entertainment Industry Risk. The Entertainment Industry is highly competitive and relies on consumer spending and the availability of disposable income for success. The prices of the securities of companies in the Entertainment Industry may fluctuate widely due to competitive pressures, heavy expenses incurred for research and development of products, problems related to bringing products to market, consumer preferences and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the Entertainment Industry. The Entertainment Industry is a separate industry within the Communication Services Sector.
Roundhill Video Games ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Roundhill Video Games ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser (defined below), the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Roundhill Video Games ETF | Depositary Receipt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipt Risk. Depositary receipts, including ADRs, EDRs and GDRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). GDRs and EDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs and EDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. Because the Underlying Shares trade on foreign exchanges that may be closed when the Fund’s primary listing exchange is open, the Fund may experience premiums and discounts greater than those of funds without exposure to such Underlying Shares.
Roundhill Video Games ETF | Emerging And Developing Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging and Developing Markets Risk. The Fund may invest in companies organized in emerging and developing market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
Roundhill Video Games ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Roundhill Video Games ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund (“ETF”) and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill Video Games ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Roundhill Video Games ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Roundhill Video Games ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
Roundhill Video Games ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill Video Games ETF | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Roundhill Video Games ETF | Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks Relating to Investing in Asia. Although many Asian economies have experienced growth and development in recent years, there is no assurance that this growth will continue. Other Asian economies, however, have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country can have a significant economic effect on the entire Asian region as well as on major trading partners outside Asia. Many Asian countries are subject to political risk, including corruption and conflict with neighboring Asian and non-Asian countries. For instance, the historical tensions between North Korea and South Korea, each of which has substantial military capabilities, present the risk of war and any outbreak of hostility between the two countries could adversely affect Asia as a whole. In addition, in recent years, certain Asian nations have developed strained relations with the United States and, if these relations worsen, they could affect international trade. In addition, many Asian countries are prone to natural disasters such as earthquakes and tsunamis, and the Fund’s investments in Asian issuers may be more likely to be affected by such events than its investments in other geographic regions. Any changes or trends in these economic, political and social factors could have a significant impact on Asian economies overall and may negatively affect the Fund’s investments. Moreover, the Fund may be more volatile than a geographically diversified equity fund.
◦Risks Related to Investing in China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represent a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. Additionally, from time to time, China has experienced outbreaks of infectious illnesses, including the COVID-19 pandemic, and the country may be subject to other public health threats, diseases or similar issues in the future. The Fund may invest in shares of Chinese companies traded on stock markets in Mainland China or Hong Kong. These stock markets have experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the Mainland China stock market and there may be little to no correlation between the performance of the Hong Kong stock market and the Mainland China stock market.
◦Risks Related to Investing in Hong Kong. Investments in Hong Kong issuers will subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Hong Kong. China is Hong Kong’s largest trading partner, both in terms of exports and imports. Any changes in the Chinese economy, trade regulations or currency exchange rates, or a tightening of China’s control over Hong Kong, may have an adverse impact on Hong Kong’s economy. Additionally, Hong Kong is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Hong Kong economy.
◦Risks Related to Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Japan’s economic growth rate has remained relatively low for an extended period of time and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
◦Risks of Investing in South Korea. Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors may have an adverse effect on the South Korean economy.

Roundhill Video Games ETF | Geographic Investment Risk, Risks Relating To Investing In Asia Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks Relating to Investing in Asia. Although many Asian economies have experienced growth and development in recent years, there is no assurance that this growth will continue. Other Asian economies, however, have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country can have a significant economic effect on the entire Asian region as well as on major trading partners outside Asia. Many Asian countries are subject to political risk, including corruption and conflict with neighboring Asian and non-Asian countries. For instance, the historical tensions between North Korea and South Korea, each of which has substantial military capabilities, present the risk of war and any outbreak of hostility between the two countries could adversely affect Asia as a whole. In addition, in recent years, certain Asian nations have developed strained relations with the United States and, if these relations worsen, they could affect international trade. In addition, many Asian countries are prone to natural disasters such as earthquakes and tsunamis, and the Fund’s investments in Asian issuers may be more likely to be affected by such events than its investments in other geographic regions. Any changes or trends in these economic, political and social factors could have a significant impact on Asian economies overall and may negatively affect the Fund’s investments. Moreover, the Fund may be more volatile than a geographically diversified equity fund.
Roundhill Video Games ETF | Geographic Investment Risk, Risks Relating To Investing In China Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks Related to Investing in China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represent a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. Additionally, from time to time, China has experienced outbreaks of infectious illnesses, including the COVID-19 pandemic, and the country may be subject to other public health threats, diseases or similar issues in the future. The Fund may invest in shares of Chinese companies traded on stock markets in Mainland China or Hong Kong. These stock markets have experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the Mainland China stock market and there may be little to no correlation between the performance of the Hong Kong stock market and the Mainland China stock market.
◦Risks Related to Investing in Hong Kong. Investments in Hong Kong issuers will subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Hong Kong. China is Hong Kong’s largest trading partner, both in terms of exports and imports. Any changes in the Chinese economy, trade regulations or currency exchange rates, or a tightening of China’s control over Hong Kong, may have an adverse impact on Hong Kong’s economy. Additionally, Hong Kong is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Hong Kong economy.

Roundhill Video Games ETF | Geographic Investment Risk, Risks Relating To Investing In Japan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks Related to Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Japan’s economic growth rate has remained relatively low for an extended period of time and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
Roundhill Video Games ETF | Geographic Investment Risk, Risks Relating To Investing In South Korea Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks of Investing in South Korea. Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors may have an adverse effect on the South Korean economy.
Roundhill Video Games ETF | Illiquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Illiquidity Risk. Illiquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid investments at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.
Roundhill Video Games ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Sub-Adviser’s evaluations and assumptions regarding issuers, securities, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
Roundhill Video Games ETF | Market Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Roundhill Video Games ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Roundhill Video Games ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
Roundhill Video Games ETF | Market Capitalization Risk, Small-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Roundhill Video Games ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Roundhill Video Games ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector.◦Communication Services Sector Risk. The Fund’s assets will have significant exposure to the Communication Services Sector, which means the Fund will be more affected by the performance of the Communication Services Sector than a fund that is more diversified. Market or economic factors impacting companies in the Communication Services Sector that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of communication services companies and companies that rely heavily on technology is particularly vulnerable to research and development costs, substantial capital requirements, product and services obsolescence, government regulation, and domestic and international competition, including competition from foreign competitors with lower production costs. Stocks of communication services companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the Communication Services Sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. While all companies may be susceptible to network security breaches, certain companies in the Communication Services Sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Roundhill Video Games ETF | Sector Risk, Communication Services Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Communication Services Sector Risk. The Fund’s assets will have significant exposure to the Communication Services Sector, which means the Fund will be more affected by the performance of the Communication Services Sector than a fund that is more diversified. Market or economic factors impacting companies in the Communication Services Sector that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of communication services companies and companies that rely heavily on technology is particularly vulnerable to research and development costs, substantial capital requirements, product and services obsolescence, government regulation, and domestic and international competition, including competition from foreign competitors with lower production costs. Stocks of communication services companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the Communication Services Sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. While all companies may be susceptible to network security breaches, certain companies in the Communication Services Sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Roundhill Video Games ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. To the extent the Fund engages in securities lending, there are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
Roundhill Video Games ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Roundhill Video Games ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a lesser number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.
Roundhill Sports Betting & iGaming ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. ◦Casinos & Gaming Industry. The Casinos & Gaming Industry includes owners and operators of casinos and gaming facilities, and companies providing lottery and betting services. The Casinos & Gaming Industry is highly competitive and companies operating in the Casinos & Gaming Industry rely heavily on consumer spending and the availability of disposable income for success. In addition, the Casinos & Gaming Industry may be negatively affected by changes in economic conditions, consumer tastes and discretionary income levels, technological developments, limited financial resources, competition from competing entertainment options, and competition for key personnel. Casinos are closely tied to the travel and tourism industry and are particularly sensitive to economic shutdowns and mitigation strategies, such as the COVID-19 pandemic. In addition, Casinos & Gaming Industry companies are highly regulated, and state and federal legislative or regulatory changes and licensing issues (as well as the laws of other countries) can significantly impact their ability to operate in certain jurisdictions. The Casinos & Gaming Industry is a sub-industry of the Hotels, Restaurants & Leisure Industry within the Consumer Discretionary Sector.
Roundhill Sports Betting & iGaming ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Roundhill Sports Betting & iGaming ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser (defined below), the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Roundhill Sports Betting & iGaming ETF | Depositary Receipt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipt Risk. Depositary receipts, including ADRs and GDRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). GDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
Roundhill Sports Betting & iGaming ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Roundhill Sports Betting & iGaming ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill Sports Betting & iGaming ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Roundhill Sports Betting & iGaming ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Roundhill Sports Betting & iGaming ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
Roundhill Sports Betting & iGaming ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill Sports Betting & iGaming ETF | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Roundhill Sports Betting & iGaming ETF | Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
Roundhill Sports Betting & iGaming ETF | Illiquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Illiquidity Risk. Illiquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid investments at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.
Roundhill Sports Betting & iGaming ETF | Market Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Roundhill Sports Betting & iGaming ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Roundhill Sports Betting & iGaming ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
Roundhill Sports Betting & iGaming ETF | Market Capitalization Risk, Small-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Roundhill Sports Betting & iGaming ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Roundhill Sports Betting & iGaming ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.◦Consumer Discretionary Sector Risk. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.
Roundhill Sports Betting & iGaming ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. To the extent the Fund engages in securities lending, there are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
Roundhill Sports Betting & iGaming ETF | Associated Risks Of Gaming And Sports Betting Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Associated Risks of iGaming and Sports Betting Companies. The iGaming and sports betting industry is characterized by an increasingly high degree of competition among a large number of participants including from participants performing illegal activities or unregulated companies. Expansion of iGaming and sports betting in other jurisdictions (both regulated and unregulated) could increase competition with traditional betting companies, which could have an adverse impact on their financial condition, operations and cash flows. In a broader sense, iGaming and sports betting companies face competition from all manner of leisure and entertainment activities, including shopping, athletic events, television and movies, concerts and travel. In addition, established jurisdictions could award additional licenses or permit the expansion or relocation of existing sports betting companies. These companies also may be subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy. In addition to the costs of complying with such constraints, the unintended disclosure of confidential information, whether because of an error or a cybersecurity event, could adversely affect the reputation, profitability and value of these companies.
Roundhill Sports Betting & iGaming ETF | Concentration Risk, Casinos & Gaming Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	◦Casinos & Gaming Industry. The Casinos & Gaming Industry includes owners and operators of casinos and gaming facilities, and companies providing lottery and betting services. The Casinos & Gaming Industry is highly competitive and companies operating in the Casinos & Gaming Industry rely heavily on consumer spending and the availability of disposable income for success. In addition, the Casinos & Gaming Industry may be negatively affected by changes in economic conditions, consumer tastes and discretionary income levels, technological developments, limited financial resources, competition from competing entertainment options, and competition for key personnel. Casinos are closely tied to the travel and tourism industry and are particularly sensitive to economic shutdowns and mitigation strategies, such as the COVID-19 pandemic. In addition, Casinos & Gaming Industry companies are highly regulated, and state and federal legislative or regulatory changes and licensing issues (as well as the laws of other countries) can significantly impact their ability to operate in certain jurisdictions. The Casinos & Gaming Industry is a sub-industry of the Hotels, Restaurants & Leisure Industry within the Consumer Discretionary Sector.
Roundhill Sports Betting & iGaming ETF | Index Provider Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.
Roundhill Sports Betting & iGaming ETF | Passive Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Investment Risk. The Fund is not actively managed and its Sub-Adviser would not sell an investment designed to provide exposure to the Index or a constituent holding of the Index due to current or projected underperformance of a security industry or sector unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.
Roundhill Sports Betting & iGaming ETF | Sector Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	◦Consumer Discretionary Sector Risk. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.
Roundhill Sports Betting & iGaming ETF | Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Roundhill Sports Betting & iGaming ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Roundhill Sports Betting & iGaming ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Roundhill Ball Metaverse ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. ◦Entertainment Industry Risk. The Entertainment Industry is highly competitive and relies on consumer spending and the availability of disposable income for success. The prices of the securities of companies in the Entertainment Industry may fluctuate widely due to competitive pressures, heavy expenses incurred for research and development of products, problems related to bringing products to market, consumer preferences and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the Entertainment Industry. The Entertainment Industry is a separate industry within the Communication Services Sector.
Roundhill Ball Metaverse ETF | Concentration Risk, Entertainment Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Entertainment Industry Risk. The Entertainment Industry is highly competitive and relies on consumer spending and the availability of disposable income for success. The prices of the securities of companies in the Entertainment Industry may fluctuate widely due to competitive pressures, heavy expenses incurred for research and development of products, problems related to bringing products to market, consumer preferences and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the Entertainment Industry. The Entertainment Industry is a separate industry within the Communication Services Sector.
Roundhill Ball Metaverse ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Roundhill Ball Metaverse ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser (defined below), the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, APs, the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Roundhill Ball Metaverse ETF | Depositary Receipt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipt Risk. Depositary receipts, including ADRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. Because the Underlying Shares trade on foreign exchanges that may be closed when the Fund’s primary listing exchange is open, the Fund may experience premiums and discounts greater than those of funds without exposure to such Underlying Shares.
Roundhill Ball Metaverse ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Roundhill Ball Metaverse ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund (“ETF”) and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill Ball Metaverse ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Roundhill Ball Metaverse ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Roundhill Ball Metaverse ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
Roundhill Ball Metaverse ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill Ball Metaverse ETF | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Roundhill Ball Metaverse ETF | Market Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Roundhill Ball Metaverse ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Roundhill Ball Metaverse ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
Roundhill Ball Metaverse ETF | Market Capitalization Risk, Small-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Roundhill Ball Metaverse ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Roundhill Ball Metaverse ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector.
◦Communication Services Sector Risk. The Fund’s assets will have significant exposure to the Communication Services Sector, which means the Fund will be more affected by the performance of the Communication Services Sector than a fund that is more diversified. Market or economic factors impacting companies in the Communication Services Sector that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of communication services companies and companies that rely heavily on technology is particularly vulnerable to research and development costs, substantial capital requirements, product and services obsolescence, government regulation, and domestic and international competition, including competition from foreign competitors with lower production costs. Stocks of communication services companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the Communication Services Sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. While all companies may be susceptible to network security breaches, certain companies in the Communication Services Sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Roundhill Ball Metaverse ETF | Sector Risk, Communication Services Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Communication Services Sector Risk. The Fund’s assets will have significant exposure to the Communication Services Sector, which means the Fund will be more affected by the performance of the Communication Services Sector than a fund that is more diversified. Market or economic factors impacting companies in the Communication Services Sector that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of communication services companies and companies that rely heavily on technology is particularly vulnerable to research and development costs, substantial capital requirements, product and services obsolescence, government regulation, and domestic and international competition, including competition from foreign competitors with lower production costs. Stocks of communication services companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the Communication Services Sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. While all companies may be susceptible to network security breaches, certain companies in the Communication Services Sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Roundhill Ball Metaverse ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. To the extent the Fund engages in securities lending, there are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
Roundhill Ball Metaverse ETF | Index Provider Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, construct, reconstitute, rebalance, compose, calculate, and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.
Roundhill Ball Metaverse ETF | Passive Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Investment Risk. The Fund is not actively managed and its Sub-Adviser would not sell an investment designed to provide exposure to the Index or a constituent holding of the Index due to current or projected underperformance of a security industry or sector unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.
Roundhill Ball Metaverse ETF | Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Roundhill Ball Metaverse ETF | Bitcoin Risk Member
Prospectus [Line Items]
Risk [Text Block]	Bitcoin Risk. Bitcoin is a relatively new innovation and the market for bitcoin is subject to rapid price swings, changes and uncertainty. The value of bitcoin has been and may continue to be substantially dependent on speculation. The further development of the Bitcoin Network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of bitcoin may adversely affect the price of bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain bitcoin. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales.” These holders have the ability to manipulate the price of bitcoin. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote bitcoin in a way that artificially increases the price of bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, bitcoin futures, and the Fund. In addition, bitcoin is a bearer asset that can be irrevocably lost or stolen to the extent that private keys are lost or stolen.
The slowness of transaction processing and finality, the variability of transaction fees, and volatility of bitcoin’s price could disadvantage or impede the adoption of the Bitcoin Blockchain as a payment network. The further development and use of the Bitcoin Blockchain for its intended purpose and other allowable applications are, and may continue to be, substantially dependent upon “Layer-2” solutions operating on top of the Bitcoin Blockchain, such as the Lightning Network, which is intended to expand the scale and speed of payments across the underlying Bitcoin Blockchain through the use of channels and payment networks outside of the Bitcoin Blockchain. To the extent these Layer-2 solutions have not been developed or have not been fully developed in a way that is adequate to improve scalability, transactions speed or efficiency, the use and/or value of the Bitcoin Blockchain may be limited, which could adversely affect the Fund. Further, the industry is actively researching, investing in and in some cases creating alternative blockchains that are able to support more advanced applications, such as the Ethereum Blockchain. The emergence of other public blockchains and related technologies may compete with bitcoin and result in a reduction in the use of bitcoin, which could reduce its value or increase the volatility of the price of bitcoin due to changes in the supply and demand of bitcoin relative to alternatives, thus negatively impacting investment in the Fund. The Bitcoin Blockchain may also be vulnerable to attacks to the extent a miner or group of miners possess more than 50% of its hashing power and the Bitcoin Blockchain’s protocol may contain flaws that can be exploited by attackers.
The Bitcoin Network operates using open-source protocols, meaning that any user can download the software, modify it and then propose that the users and validators adopt the modification. When a modification is introduced and a substantial majority of users and validators consent to the modification, the change is implemented and the network remains uninterrupted. However, if less than a substantial majority of users and validators consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork,” with one group running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two, non-interchangeable versions of the Bitcoin Network running in parallel with different native crypto assets and sets of participants. For example, in August 2017, bitcoin “forked” into Bitcoin and a new digital asset, Bitcoin Cash, as a result of a several-year dispute over how to increase the rate of transactions that the Bitcoin Network can process. The creation of a fork or a substantial giveaway of bitcoin (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of bitcoin, bitcoin futures, and the Fund.
Roundhill Ball Metaverse ETF | Cryptocurrency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cryptocurrency Risk. While the Fund will not invest directly in cryptocurrencies, certain of the Fund’s investments in Cryptocurrency ETFs and in publicly traded securities of companies engaged in cryptocurrency-related businesses and activities are subject to fluctuations in the value of the cryptocurrencies in which they invest or to which they have exposure, and the value of such cryptocurrencies may be highly volatile. Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. The value of cryptocurrencies is determined by supply and demand in the global cryptocurrency markets, which consist primarily of transactions of the respective cryptocurrencies on electronic exchanges or trading venues. Cryptocurrencies are relatively new, and their value is influenced by a wide variety of factors that are uncertain and difficult to evaluate, such as the infancy of their development, regulatory changes, a crisis of confidence, their dependence on technologies such as cryptographic protocols, their dependence on the role played by miners and developers and the potential for malicious activity (e.g., theft). Cryptocurrency generally operates without central authority (such as a bank) and is not backed by any government. Cryptocurrency is not legal tender. Currently, there is relatively limited use of cryptocurrency in the retail and commercial marketplaces, which contributes to price volatility. Federal, state and/or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the U.S. is still developing. The market price of cryptocurrencies has been subject to extreme fluctuations. If cryptocurrency markets continue to be subject to sharp fluctuations, investors may experience losses. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supranational or quasi-national organization), cryptocurrencies are susceptible to theft, loss, and destruction. Cryptocurrency exchanges and other trading venues on which cryptocurrencies trade are relatively new and, in most cases, largely unregulated and may therefore be more exposed to market manipulation, fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Investors in cryptocurrency may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Additionally, holders of cryptocurrency may not be able to access their wallets due to the loss, theft, compromise or destruction of the private keys associated with the public addresses that hold the cryptocurrency. The Fund’s indirect investment in cryptocurrency subjects it to volatility experienced by the cryptocurrency exchanges and other cryptocurrency trading venues, which may adversely affect the value of the Fund. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware, which may also affect the price of cryptocurrencies and thus the Fund’s investments in cryptocurrency-related instruments or in publicly traded securities of companies engaged in cryptocurrency-related businesses and activities.
The value of one or more cryptocurrencies may be adversely impacted if their respective networks do not develop at the pace of demand; if network participants acquire a significant share that would allow them to have unintended capabilities; and if “forks,” as discussed later in this prospectus, or similar events occur.

Roundhill Ball Metaverse ETF | Cryptocurrency ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cryptocurrency ETF Risk. The Fund may invest in or have exposure to one or more Cryptocurrency ETFs to the extent consistent with U.S. federal securities laws and related guidance applicable to the Fund. Cryptocurrency ETFs are relatively new investment products, with the first domestic cryptocurrency ETFs having commenced trading in January 2024. As a result, the Cryptocurrency ETFs in which the Fund may invest may have limited financial and operating histories. To the extent the Fund invests directly in shares of a Cryptocurrency ETF, the Fund will hold shares representing a fractional undivided beneficial interest in the net assets of the Cryptocurrency ETF and bear its ratable share of the Cryptocurrency ETF’s expenses. As a result, Fund shareholders will indirectly pay the fees of any Cryptocurrency ETF to which the Fund has investment exposure in addition to the Fund’s total annual fund operating expenses. The Fund’s investment exposure to Cryptocurrency ETFs subjects the Fund to many of the same risks as an investment in the reference cryptocurrency itself, including those described elsewhere in this Prospectus. The value of interests in Cryptocurrency ETFs and their reference cryptocurrency is subject to a number of factors, including the capabilities and development of blockchain technologies, cryptocurrencies’ dependence on the internet, other technologies, and the role played by key service providers, users, developers and other facilitators (e.g., miners) and the potential for malicious activity at various stages in the cryptocurrency investment cycle. The Fund expects to purchase shares of any Cryptocurrency ETF in the secondary market at its market price, which may be highly volatile and may not closely correspond to either the NAV per share of the Cryptocurrency ETF or the price of the reference cryptocurrency. Shares of Cryptocurrency ETFs may trade at premiums (i.e., the market price of the shares is more than the NAV) or discounts (i.e., the market price of the shares is less than the NAV), which may be significant. The risk that share prices differ from a Cryptocurrency ETF’s NAV and/or the price of the Cryptocurrency ETF’s reference cryptocurrency is likely to increase during times of market volatility or stressed market conditions. Under such conditions, the market for shares of Cryptocurrency ETFs may become less liquid making it difficult for the Fund to either increase or decrease its investment exposure to Cryptocurrency ETFs. Extreme volatility affecting cryptocurrencies may persist for extended periods and the value of the Fund’s investment in a Cryptocurrency ETF may decline significantly without recovery. The shares of certain Cryptocurrency ETFs in which the Fund may invest or to which the Fund may have investment exposure are not registered under the 1940 Act, and therefore, do not afford the Fund the investor protections provided by the 1940 Act.
In addition, Cryptocurrency ETFs may have a limited number of financial institutions that may act as authorized participants (“APs”) and which serve as market makers and/or liquidity providers in the marketplace. To the extent that (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, shares may trade at a material discount to net asset value and could face trading halts and/or delisting.
Certain of the Cryptocurrency ETFs in which the Fund invests may engage in staking. Staking refers to the process where the holder of a particular cryptocurrency will agree to lock up the cryptocurrency for it to be used in the relevant network’s proof-of-stake validation process. In return, the holder will receive staking rewards in the form of the cryptocurrency, which represent portions of the cryptocurrency network’s transaction fees. Staking is only available to cryptocurrencies that utilize the proof-of-stake validation process.
When a Cryptocurrency ETF stakes its underlying cryptocurrency, the cryptocurrency is subject to the risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, slashing, missed rewards, and validator problems and errors. Staking requires that the Cryptocurrency ETF lock up the staked cryptocurrency and become subject to an unbonding period to unstake the cryptocurrency, meaning that the Cryptocurrency ETF cannot sell or transfer the staked cryptocurrency during the time that it is staked and during which it is being unbonded. The unbonding period may be longer than anticipated based on network activity. In addition, during the unbonding period, the Cryptocurrency ETF is subject to the market price volatility of the cryptocurrency, and it may miss opportunities to sell the staked cryptocurrency during opportune times. Staking a cryptocurrency may involve the risk of slashing and concentration risk. Slashing is a penalty imposed on network validators for actions that threaten the blockchain’s integrity. Slashing serves as an enforcement mechanism to ensure network resilience, but correlated slashing events can be catastrophic. Concentration risks associated with staking include staking activities occurring through a concentrated group of software providers and cloud infrastructure providers. There are a limited number of staking software providers, and over-allocating to validators using the same software increases the risk of a single issue impacting a large amount of staked assets.

Roundhill Ball Metaverse ETF | Ether Risk Member
Prospectus [Line Items]
Risk [Text Block]	Ether Risk. Ether is a relatively new innovation, and the ether market is subject to rapid price swings, changes and uncertainty and is a largely unregulated marketplace, which may be attributable to a possible lack of regulatory compliance. The value of ether has been and may continue to be, substantially dependent on speculation, such that trading and investing ether generally may not be based on fundamental analysis. The further development of the Ethereum Network and the acceptance and use of ether are subject to various factors that are difficult to evaluate. The slowing, stopping, or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational, or other problems that impact ether trading venues. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading platforms are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation, and investors may be more exposed to the risk of theft, fraud, and market manipulation than when investing in more traditional asset classes. Legal or regulatory changes may negatively impact the operation of the Ethereum Network or restrict the use of ether. Realizing any of these risks could result in a decline in the acceptance of ether and, consequently, a reduction in the value of ether, ether futures, and the Fund.
Investors should also know that the Ethereum blockchain faces increased vulnerability to attacks if ownership or staking of ether becomes concentrated in one participant. Like the Bitcoin blockchain, the Ethereum blockchain may be at risk of attacks if there is a high concentration of ether ownership or staking. If an entity controls 33% or more of staked ether, it could execute attacks, with greater risks, including transaction censorship and block reordering, occurring if more than 50% is controlled. Such attacks could negatively impact ether futures and, in turn, the value of the Fund’s investments. The risk of such attacks increases as the concentration of staked ether grows. Whales could manipulate transactions, halt payments and fraudulently obtain ether.
Although the price movements of ether and bitcoin have generally been correlated, with both assets experiencing similar trends, ether has historically been more volatile. This means that it tends to rise more than bitcoin during market upswings and fall more sharply during downturns. The differences in the design and use cases of the bitcoin and Ethereum blockchains contribute to these distinct risk profiles. Bitcoin is more established as a store of value and crypto assets, while ether’s value is closely tied to its broader use in powering decentralized applications and smart contracts.

Roundhill Ball Metaverse ETF | Models And Data Risk Member
Prospectus [Line Items]
Risk [Text Block]	Models and Data Risk. The composition of the Index is heavily dependent on the use of proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to also reflect the errors.
Roundhill Ball Metaverse ETF | Risks Related To Investing In Canada Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks Related to Investing in Canada. The Canadian and U.S. economies are closely integrated. The United States is Canada's largest trading partner and foreign investor and the Canadian economy is significantly affected by developments in the U.S. economy. Canada is a major producer of forest products, metals, agricultural products, and energy-related products, such as oil, gas, and hydroelectricity. As a result, the Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada's economic growth may be significantly affected by disruptions in its relationship with major trading partners, fluctuations in currency, and global demand for commodities.
Roundhill Ball Metaverse ETF | Solana Risk Member
Prospectus [Line Items]
Risk [Text Block]	Solana Risk. Similar to bitcoin and ether, SOL and its supporting Solana Network are relatively new innovations. The Solana Network and SOL publicly launched in 2020. SOL has increased in popularity and market value since its inception, however it is not as established or widely accepted as bitcoin or ether. Like other cryptocurrencies, SOL is subject to rapid price swings, uncertainty related to demand, and a largely unregulated but rapidly evolving ecosystem. SOL is also subject to the risks of access loss as it is dependent on the use of private keys and theft. While the Fund will seek to invest in Cryptocurrency ETFs that have adopted security procedures intended to protect its assets, there can be no assurance that those procedures will be successful in preventing such loss, theft or restriction on access. Security breaches, cyber-attacks, computer malware and computer hacking attacks have also been a prevalent concern for digital asset trading platforms on which SOL trades. The further development and acceptance of Solana is subject to a variety of factors that are difficult to evaluate, and the delayed development or a cessation of the development of the Solana Network and SOL may adversely affect the value of the Fund’s investments and its performance. A contraction in the use of SOL or its blockchain may result in increased volatility or a reduction in the price of SOL which could have a material adverse effect on the value of a Cryptocurrency ETF held by the Fund.
In addition to utilizing the proof-of-stake mechanism, the Solana Network is unique in that it also uses proof-of-history (“PoH”), which is a new timekeeping blockchain technology created to address scalability limitations associated with certain other cryptocurrency networks. PoH is not widely used, and as such may be more susceptible to undiscovered flaws than more broadly adopted technologies. In the future, there may be network-scale attacks against the Solana Network protocol, which could result in a loss of some or all of the SOL held by a Cryptocurrency ETF in which the Fund may invest.
As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation, and investors, including the Fund, may be more exposed to the risk of theft, fraud, and market manipulation than when investing in more traditional asset classes. Legal or regulatory changes also may negatively affect the operation of the Solana Network and/or restrict the use and trading of SOL. The realization of any of these risks could result in a decline in the acceptance of SOL and, consequently, a reduction in the value of the Fund’s indirect investments in SOL and the value of the Fund.

Roundhill Ball Metaverse ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund may invest in certain non-U.S. entities that own cryptocurrency. Direct and indirect Investments in cryptocurrencies introduce complexities beyond typical equity investments and may subject the Fund to certain tax risks. In particular, the Fund’s exposure to cryptocurrencies is expected to be obtained primarily through its investment in non-U.S. ETFs treated as “passive foreign investment companies” (“PFICs”) under the Internal Revenue Code of 1986, as amended (the “Code”), thereby subjecting the Fund to special tax rules applicable to PFIC holdings. If the Fund holds an equity investment in an entity treated as a PFIC, such as investments in certain non-U.S. ETFs that own cryptocurrency, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of shares in the PFIC even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains unless the Fund makes certain elections.
Roundhill Ball Metaverse ETF | XRP Risk Member
Prospectus [Line Items]
Risk [Text Block]	XRP Risk. XRP is a cryptocurrency and, like other cryptocurrencies, operates without central authority or banks and is not backed by any government. XRP can be highly volatile compared to investments in traditional securities and the markets for XRP and XRP-related investments may become illiquid. XRP is a relatively new technological innovation with a limited operating history. There is a limited established performance record for the price of XRP and, in turn, a limited basis for evaluating an investment in XRP.
Unlike other digital assets such as bitcoin or ether, XRP is not and was not mined gradually over time. Instead, all 100 billion XRP tokens were created at the time of the XRP Ledger’s launch in 2012. This means that every XRP token that exists today, or will ever exist, was generated from the outset of the XRP Ledger. As a result, there is no ability for the supply of XRP to be adjusted in response to economic conditions. For instance, there is no ability for the supply of XRP to be increased to meet rising demand, which could lead to price volatility. In addition, unlike blockchains that utilize “proof-of-work” or “proof-of-stake” where miners or stakers are rewarded with newly minted coins or tokens, XRP validators are not incentivized by block rewards since there is no new issuance of XRP. Additionally, the fixed supply of XRP, combined with the burning of XRP (permanently destroyed) as transaction fees, could create deflationary pressure over time. A small amount of XRP is burned with every transaction to prevent spam on the network. While the amount of XRP burned per transaction is minuscule, over time, the total supply of XRP will slowly decrease. This could lead to a deflationary environment where the decreasing supply drives up the price of XRP, making it less practical as a medium of exchange. Additionally, as the total supply of XRP slowly shrinks due to burning, liquidity could become an issue in the distant future, potentially making it harder for businesses and users to access sufficient XRP for their transactions.
The fixed supply of XRP could also contribute to price volatility, especially if demand fluctuates significantly. Since the supply of XRP is fixed, any significant surge in demand can result in large price spikes. Digital assets with a flexible supply, such as stablecoins, can adjust to maintain a stable value. XRP, however, could experience price swings that make it less attractive for everyday transactions or long-term financial planning. The fixed supply of XRP may also not scale well with rapidly expanding use cases. To the extent more businesses, financial institutions, and payment providers adopt XRP for cross-border transactions and other use cases, there is a risk that the fixed supply may not meet such growing demand, leading to supply shortages and further price volatility. In the case of massive adoption, the scarcity of XRP could raise its value too much, making it less appealing for day-to-day transactions or use as a liquidity bridge in cross-border payments, as businesses might prefer a more stable and widely available currency.
The continued adoption of XRP will require growth in its usage as a means of exchange and payment. Even if growth in XRP adoption continues in the near or medium-term, there is no assurance that XRP usage will continue to grow over the long-term. A contraction in the use of XRP may result in a lack of liquidity, increased volatility in and a reduction to the price of XRP.

Roundhill Ball Metaverse ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Roundhill Ball Metaverse ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Roundhill Cannabis ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund expects to effect certain of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.
Roundhill Cannabis ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. The Fund expects to have concentrated (i.e., invest more than 25% of its net assets) investment exposure in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting those industries, or groups of related industries, than a fund that invests its assets in a more diversified manner. ◦Pharmaceuticals, Biotechnology & Life Sciences Industry Group Risk. Companies in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection, and intense competition.
Roundhill Cannabis ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Roundhill Cannabis ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser (defined below) and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Roundhill Cannabis ETF | Depositary Receipt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipt Risk. Depositary receipts, including ADRs and GDRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. Because the Underlying Shares trade on foreign exchanges that may be closed when the Fund’s primary listing exchange is open, the Fund may experience premiums and discounts greater than those of funds without exposure to such Underlying Shares.
Roundhill Cannabis ETF | Emerging And Developing Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging and Developing Markets Risk. The Fund’s direct or indirect investments in securities of issuers in emerging and developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation, or currency devaluation.
Roundhill Cannabis ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Roundhill Cannabis ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill Cannabis ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Roundhill Cannabis ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Roundhill Cannabis ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
Roundhill Cannabis ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill Cannabis ETF | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Roundhill Cannabis ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Sub-Adviser’s evaluations and assumptions regarding issuers, securities, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
Roundhill Cannabis ETF | Market Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Roundhill Cannabis ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Roundhill Cannabis ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
Roundhill Cannabis ETF | Market Capitalization Risk, Small-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Roundhill Cannabis ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Roundhill Cannabis ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
◦Health Care Sector Risk. Health care companies are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Health care companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies, or other market developments. Many new products in the health care field require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.
Roundhill Cannabis ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. To the extent the Fund engages in securities lending, there are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
Roundhill Cannabis ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. In order to qualify for the favorable tax treatment generally available to a regulated investment company (“RIC”), the Fund must satisfy certain diversification and other requirements. In particular, at each quarter end (a) at least 50% of the value of the Fund’s total assets must generally be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”). The Fund anticipates gaining exposure to seven Underlying Issuers. To satisfy the Diversification Requirement, the Fund will gain exposure to the Underlying Issuers by entering into swap agreements and/or forward contracts or by investing in equity securities of an Underlying Issuer. The determination of the value and the identity of the issuer of derivatives, such as swap agreements and forward contracts, is often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments in derivatives to ensure that it is adequately diversified under the Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the Fund’s determination of the issuer and valuation of such derivatives under the Diversification Requirement with respect to such derivatives. The Adviser’s and the Sub-Adviser’s efforts to satisfy the Fund’s Diversification Requirement may compromise their ability to implement the Fund’s investment strategy as effectively as they might otherwise have been able to in the absence of such a requirement. If the Fund fails to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level (unless certain relief provisions are available.) The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution to shareholders. In addition, in order to requalify as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions to its shareholders. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividends received deduction, thereby increasing the amount of taxes payable by some shareholders. Please see the section entitled “Federal Income Taxes – Taxation of the Funds” in the SAI for more information.

Roundhill Cannabis ETF | United States Regulatory Risks Of The Cannabis Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	United States Regulatory Risks of the Cannabis Industry. The possession and use of marijuana, even for medical purposes, is illegal under federal and certain states’ laws, which may negatively impact the value of the Fund’s investments. Use of marijuana is regulated by both the federal government and state governments, and state and federal laws regarding marijuana often conflict. Even in those states in which the use of marijuana has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of marijuana pre-empts state laws that legalize its use for medicinal and recreational purposes. Actions by federal agencies, such as increased enforcement of current federal marijuana laws and the prosecution of nonviolent federal drug crimes by the U.S. Department of Justice (“DOJ”), could produce a chilling effect on the industry’s growth and discourage banks from expanding their services to Cannabis Companies where such services are currently limited. Any of these outcomes would negatively affect the profitability and value of the Fund’s investments and even its ability to pursue its stated investment objective. The conflict between the regulation of marijuana under federal and state law creates volatility and risk for all Cannabis Companies.
Because marijuana is a Schedule I controlled substance under the Controlled Substances Act (“CSA”), meaning that it has a high potential for abuse, has no currently “accepted medical use” in the United States, lacks accepted safety for use under medical supervision, and may not be prescribed, marketed or sold in the United States, few drug products containing cannabis or cannabis extracts have been approved for use by the Food and Drug Administration (“FDA”) or obtained registrations for commercial production from the U.S. Drug Enforcement Agency (“DEA”), and there is no guarantee that such products will ever be legally produced or sold in the U.S. Cannabis Companies in the U.S. that engage in research, manufacturing, distributing, importing or exporting, or dispensing controlled substances must be registered (licensed) to perform these activities and have the security, control, recordkeeping, reporting and inventory mechanisms required by the DEA to prevent drug loss and diversion. Failure to obtain the necessary registrations or comply with necessary regulatory requirements may significantly impair the ability of certain companies in which the Fund invests to pursue medical marijuana research or to otherwise cultivate, possess or distribute marijuana. In addition, because cannabis is a Schedule I controlled substance, Section 280E of the Internal Revenue Code of 1986 (“Code”) applies by its terms to the purchase and sale of medical-use cannabis products and provides that no deduction or credit is allowed for expenses incurred during a taxable year “in carrying on any trade or business if such trade or business (or the activities which comprise such trade or business) consists of trafficking in controlled substances (within the meaning of Schedules I and II of the CSA) which is prohibited by federal law or the law of any state in which such trade or business is conducted.” The disallowance of such tax deductions will likely affect the value of Cannabis Companies.
On December 18, 2025, the President of the United States issued an Executive Order directing relevant federal agencies to advance medical marijuana and cannabidiol research and complete the administrative process to reschedule marijuana from Schedule I to Schedule III under the CSA. Rescheduling to Schedule III would reflect an accepted medical use under federal law and could reduce certain regulatory and tax burdens applicable to cannabis-related businesses. However, the Executive Order does not itself change marijuana’s legal status and any rescheduling remains subject to formal rulemaking, potential delay, modification, or legal challenge. There can be no assurance that rescheduling will be completed or that it will result in reduced legal, regulatory, or financial risks for cannabis securities.

Roundhill Cannabis ETF | Non-U.S. Regulatory Risks Of The Cannabis Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Non-U.S. Regulatory Risks of the Cannabis Industry. Laws and regulations related to the possession, use (medical and recreational), sale, transport and cultivation of marijuana vary throughout the world, and the Fund will only invest in non-U.S. Cannabis Companies if such companies are operating legally in the relevant jurisdiction. Even if a company's operations are permitted under current law, they may not be permitted in the future, in which case such company may not be in a position to carry on its operations in its current locations. Additionally, controlled substance legislation differs between countries and legislation in certain countries may restrict or limit the ability of certain companies in which the Fund invests to sell their products.
Roundhill Cannabis ETF | Operational Risks Of The Cannabis Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Operational Risks of the Cannabis Industry. Companies involved in the cannabis industry face intense competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical cannabis research or to otherwise cultivate, possess or distribute cannabis. Because the cultivation, possession, and distribution of cannabis is in all circumstances illegal under United States federal law, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of cannabis.
Roundhill Cannabis ETF | United States Regulatory Risks Of Hemp Risk Member
Prospectus [Line Items]
Risk [Text Block]	United States Regulatory Risks of Hemp. “Hemp,” as defined in the Agriculture Improvement Act of 2018 (the “Farm Bill”), refers to cannabis plants with a tetrahydrocannabinol (“THC”) concentration of not more than 0.3% on a dry weight basis, as well as derivatives thereof, whereas “marijuana” refers to all other cannabis plants and derivatives thereof. The Farm Bill effectively removes hemp from the list of controlled substances and allows states to regulate its production, commerce and research with approval from the United States Department of Agriculture (“USDA”). Certain portfolio holdings may sell dietary supplements and/or foods containing CBD within the United States. While the Farm Bill removes hemp and hemp-derived products from the controlled substances list under the CSA, it does not legalize CBD in every circumstance. CBD, depending on the source from which it was derived, can still be classified as a Schedule I substance under the CSA’s definition of “marihuana.” The exception for CBD from the definition of “marihuana” only applies if the CBD is derived from “hemp.” U.S. federal law also requires that: (i) the hemp is produced by a licensed producer; and (ii) in a manner consistent with the applicable federal and state regulations. CBD and other cannabinoids produced from marijuana as defined by the CSA remain an illegal Schedule I substance under federal law. In addition, many state laws include all CBD within definitions of marijuana and some states have policies or laws that otherwise prohibit or restrict CBD sales. The Farm Bill delegates to the FDA responsibility for regulating products containing hemp or derivatives thereof (including CBD) under the Federal Food, Drug, and Cosmetic Act (the “FD&C”). Under the FD&C, if a substance (such as CBD) is an active ingredient in a drug product that has been approved by the FDA, then the substance cannot be sold in dietary supplements or foods without FDA approval, unless the substance was marketed as a dietary supplement or as a conventional food before the drug was approved or before the new drug investigations were authorized. The FDA has publicly taken the position that CBD cannot be sold in dietary supplements or foods because CBD is an active ingredient in an FDA-approved drug. Future federal and/or state laws or regulations could drastically curtail permissible uses of hemp, which could have an adverse effect of the value of the Fund’s investments in companies with business interests in hemp and hemp-based products.
Roundhill Cannabis ETF | Concentration Risk, Pharmaceuticals, Biotechnology & Life Sciences Industry Group Risk Member
Prospectus [Line Items]
Risk [Text Block]	Pharmaceuticals, Biotechnology & Life Sciences Industry Group Risk. Companies in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection, and intense competition.
Roundhill Cannabis ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. The Fund may use swap agreements to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
Roundhill Cannabis ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund intends to invest in total return swaps, which are a type of derivative. Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund’s use of derivatives to obtain short exposure, if any, may result in greater volatility of the Fund's NAV per share. If the Adviser and Sub-Adviser are incorrect about their expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.
◦Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Roundhill Cannabis ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Roundhill Cannabis ETF | Fixed Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Risk. Fixed income securities are subject to call, credit, extension, and interest rate risk.
◦Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
◦Credit Risk. An issuer of a fixed income security, such as a corporate bond, may be unable or unwilling to make interest and principal payments when due. The Fund also is subject to the related risk that the value of a fixed income security may decline because of concerns about the issuer’s creditworthiness. Credit risk is heightened to the extent the Fund invests in below investment-grade securities, which also are referred to as high-yield securities or junk bonds.
◦Extension Risk. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
◦Income Risk. The Fund’s income may decline if interest rates fall. The risk of decline in income is heightened when fixed income instruments held by the Fund have floating or variable interest rates.
◦Interest Rate Risk. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Variable and floating rate securities may increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities.
◦Prepayment Risk. The risk that changes in interest rates, credit spreads or other factors will result in the call (repayment) of a debt instrument before it is expected. The Fund may have to invest the proceeds in lower yielding securities or that expectations of such early call will negatively impact the market price of the security.
Roundhill Cannabis ETF | Fixed Income Risk, Call Risk Member
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Roundhill Cannabis ETF | Fixed Income Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. An issuer of a fixed income security, such as a corporate bond, may be unable or unwilling to make interest and principal payments when due. The Fund also is subject to the related risk that the value of a fixed income security may decline because of concerns about the issuer’s creditworthiness. Credit risk is heightened to the extent the Fund invests in below investment-grade securities, which also are referred to as high-yield securities or junk bonds.
Roundhill Cannabis ETF | Fixed Income Risk, Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
Roundhill Cannabis ETF | Fixed Income Risk, Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund’s income may decline if interest rates fall. The risk of decline in income is heightened when fixed income instruments held by the Fund have floating or variable interest rates.
Roundhill Cannabis ETF | Fixed Income Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Variable and floating rate securities may increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities.
Roundhill Cannabis ETF | Fixed Income Risk, Prepayment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk. The risk that changes in interest rates, credit spreads or other factors will result in the call (repayment) of a debt instrument before it is expected. The Fund may have to invest the proceeds in lower yielding securities or that expectations of such early call will negatively impact the market price of the security.
Roundhill Cannabis ETF | Investment Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Company Risk. The risks of investing in investment companies, such as ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.
Roundhill Cannabis ETF | Limited Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited Issuer Risk. Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.
Roundhill Cannabis ETF | Liquidity And Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity and Valuation Risk. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Adviser believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time.
Roundhill Cannabis ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]	Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.
Roundhill Cannabis ETF | Real Estate Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Companies Risk. The Fund invests in real estate companies, including REITs and real estate holdings companies, which will expose investors to the risks of owning real estate directly, as well as to the risks that relate specifically to the way in which such companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance.
Roundhill Cannabis ETF | REITs Risk Member
Prospectus [Line Items]
Risk [Text Block]	REITs Risk. REITs are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Residential/diversified REITs and commercial equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee's ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.
Roundhill Cannabis ETF | Sector Risk, Health Care Sector Risk (Cannabis ETF Only) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Health Care Sector Risk. Health care companies are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Health care companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies, or other market developments. Many new products in the health care field require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.
Roundhill Cannabis ETF | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.
Roundhill Cannabis ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Roundhill Magnificent Seven ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund expects to effect certain creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions also may cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur additional costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.
Roundhill Magnificent Seven ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Concentration Risk. The Fund expects to have concentrated (i.e., invest more than 25% of its net assets) investment exposure in one or more of the Technology Industries at any given time, which may vary over time. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting those industries or groups of related industries than a fund that invests its assets in a more diversified manner.
◦Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The automotive industry also can be significantly affected by labor relations and fluctuating component prices. Companies in the automotive industry, particularly those in the electric vehicles industry, may be affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. While most of the major manufacturers are large, financially strong companies, many others are small and can be non-diversified in both product line and customer base. Additionally, developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if any. Companies in the automotive industry may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. Legislative or regulatory changes and increased government supervision also may affect companies in the automotive industry.
◦E-Commerce Discretionary Industry Risk. The E-Commerce Discretionary Industry includes retailers, retail outlets, and wholesalers offering a wide variety of products or specializing in a single class of goods (e.g., computers, apparel, home improvement, etc.). Companies in the E-Commerce Discretionary Industry are dependent on consumer spending, the availability of disposable income, changing consumer tastes and preferences, consumer demographics, general economic conditions, internal infrastructure and on the availability, reliability and security of the Internet and related systems. Critical systems and operations may be vulnerable to damage or interruption from natural disasters, power loss, telecommunications failure, terrorist attacks, cyber-attacks, acts of war, break-ins, and similar events. In addition, legislative or regulatory changes and increased government supervision may affect companies in the E-Commerce Discretionary Industry. The E-Commerce Discretionary Industry is a separate industry within the Consumer Discretionary Sector.
◦Internet Media & Services Industry Risk. The Internet Media & Services Industry includes companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements, including search engines, social media and networking platforms, online classifieds, and online review companies. The prices of the securities of companies in the Internet Media & Services Industry are closely tied to the performance of the overall economy and may be affected by changes in general economic growth, consumer confidence and consumer spending. Changes in demographics and consumer tastes also may affect the success of companies in the Internet Media & Services Industry. In addition, legislative or regulatory changes and increased government supervision may affect companies in the Internet Media & Services Industry. The Internet Media & Services Industry is a separate industry within the Communications Sector.
◦Semiconductors Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the Semiconductors Industry. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The Semiconductors Industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the Semiconductors Industry have been and likely will continue to be extremely volatile.
◦Software Industry Risk. The Software Industry includes companies that publish and distribute software for the business or consumer markets, as well as companies that provide consulting or integration services to other businesses relating to information technology, including computer-system design, system integration, network and systems operations, cloud computing, distributed ledger technology consulting and integration, data management and storage, repair services, and technical support. In addition, the Software Industry includes companies involved in digital platforms that primarily generate revenue from advertising, content delivery, and other virtual products for consumers. Companies in the Software Industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Patent protection is integral to the success of many companies in this industry. In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. The Software Industry is a separate industry within the Technology Sector.
◦Technology Hardware Industry Risk. The Technology Hardware Industry includes companies that manufacture and distribute computers, servers, mainframes, peripheral devices (e.g., keyboard, mouse, etc.), high-technology components (e.g., circuit boards), and electronic office equipment. In addition, companies in the Technology Hardware Industry include producers and distributors of semiconductors and other integrated chips, other products related to the semiconductor industry such as motherboards, and manufacturers of high-technology tools and/or equipment used in the creation of semiconductors, photonics, wafers, and other high-technology components. The companies in the Technology Hardware Industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by companies in the Technology Hardware Industry is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of these companies depends in substantial part on the timely and successful introduction of new products. In addition, many of the companies in the Technology Hardware Industry rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. The Technology Hardware Industry is a separate industry within the Technology Sector.
Roundhill Magnificent Seven ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Roundhill Magnificent Seven ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Roundhill Magnificent Seven ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill Magnificent Seven ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Roundhill Magnificent Seven ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Roundhill Magnificent Seven ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Roundhill Magnificent Seven ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill Magnificent Seven ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement the Fund’s strategies and to efficiently execute investment transactions, respectively. The Fund invests in derivatives instruments, which may create enhanced risks for the Fund and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
Roundhill Magnificent Seven ETF | Market Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk. ◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Roundhill Magnificent Seven ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Roundhill Magnificent Seven ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Roundhill Magnificent Seven ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
◦Communication Services Sector Risk. The Fund’s assets will have significant exposure to the Communication Services Sector, which means the Fund will be more affected by the performance of the Communication Services Sector than a fund that is more diversified. Market or economic factors impacting companies in the Communication Services Sector that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of communication services companies and companies that rely heavily on technology is particularly vulnerable to research and development costs, substantial capital requirements, product and services obsolescence, government regulation, and domestic and international competition, including competition from foreign competitors with lower production costs. Stocks of communication services companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the Communication Services Sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. While all companies may be susceptible to network security breaches, certain companies in the Communication Services Sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
◦Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
◦Information Technology Sector Risk. The Information Technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the Information Technology Sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.
◦Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Technology Sector. The Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Technology Sector. The prices of the securities of companies operating in the Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Roundhill Magnificent Seven ETF | Sector Risk, Communication Services Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Communication Services Sector Risk. The Fund’s assets will have significant exposure to the Communication Services Sector, which means the Fund will be more affected by the performance of the Communication Services Sector than a fund that is more diversified. Market or economic factors impacting companies in the Communication Services Sector that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of communication services companies and companies that rely heavily on technology is particularly vulnerable to research and development costs, substantial capital requirements, product and services obsolescence, government regulation, and domestic and international competition, including competition from foreign competitors with lower production costs. Stocks of communication services companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the Communication Services Sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. While all companies may be susceptible to network security breaches, certain companies in the Communication Services Sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Roundhill Magnificent Seven ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. To the extent the Fund engages in securities lending, there are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
Roundhill Magnificent Seven ETF | Sector Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	◦Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
Roundhill Magnificent Seven ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. In order to qualify for the favorable tax treatment generally available to a regulated investment company (“RIC”), the Fund must satisfy certain diversification and other requirements. In particular, at each quarter end (a) at least 50% of the value of the Fund’s total assets must generally be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”). The Fund anticipates gaining exposure to seven Underlying Issuers. To satisfy the Diversification Requirement, the Fund will gain exposure to the Underlying Issuers by entering into swap agreements and/or forward contracts or by investing in equity securities of an Underlying Issuer. The determination of the value and the identity of the issuer of derivatives, such as swap agreements and forward contracts, is often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments in derivatives to ensure that it is adequately diversified under the Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the Fund’s determination of the issuer and valuation of such derivatives under the Diversification Requirement with respect to such derivatives. The Adviser’s and the Sub-Adviser’s efforts to satisfy the Fund’s Diversification Requirement may compromise their ability to implement the Fund’s investment strategy as effectively as they might otherwise have been able to in the absence of such a requirement. If the Fund fails to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level (unless certain relief provisions are available.) The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution to shareholders. In addition, in order to requalify as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions to its shareholders. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividends received deduction, thereby increasing the amount of taxes payable by some shareholders. Please see the section entitled “Federal Income Taxes – Taxation of the Funds” in the SAI for more information.
Roundhill Magnificent Seven ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that a counterparty to Fund transactions (e.g., derivative transactions) will be unable or unwilling to perform its contractual obligation to the Fund. The Fund expects to use derivatives instruments to gain exposure to the Underlying Issuers to seek to achieve its investment objective. Through these investments and related arrangements, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments or deliver the reference asset contemplated by such arrangements or otherwise to meet its contractual obligations (i.e., counterparty credit risk). If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment, delivery or other obligations to the Fund, the Fund may not receive the full amount it is entitled to receive, may not be able to maintain its desired exposure to the Underlying Issuers, or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your Shares in the Fund will decrease. In addition, the Fund may enter into derivative transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. To the extent the Fund’s counterparties are concentrated in the financial services sector, the Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting that economic sector. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.
Roundhill Magnificent Seven ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund expects to use swap agreements and forward contracts to seek to achieve its investment objective. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the reference asset; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivatives instrument; and illiquidity of the derivative investments. The Fund expects to primarily utilize derivatives instruments that are not designed to produce leverage. The Fund, however, may invest in derivatives that give rise to economic leverage, but expects any such economic leverage to be minimal. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives also could affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. Any financing, borrowing or other costs associated with using derivatives also may have the effect of lowering the Fund’s return. To the extent the Fund invests in derivatives instruments that give rise to economic leverage, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements. Swap agreements are entered into primarily with major financial intermediaries for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. The Fund also will enter into swap agreements that provide for the physical delivery of the reference asset where, instead of exchanging the return earned or realized on the underlying securities, the Fund takes physical delivery of the underlying security. Swap agreements are generally traded over the counter, and therefore, may not receive regulatory protection, which may expose investors, including the Fund, to significant losses.
◦Forwards Contracts. The primary risks associated with the use of forwards contracts, which may adversely affect the Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the forward contract and the price of underlying asset; (b) possible lack of a liquid secondary market for a forwards contract and the resulting inability to close a forwards contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the possibility that the counterparty will default in the performance of its obligations; and (e) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it maybe disadvantageous to do so.
The Fund is subject to regulatory constraints relating to the level of leverage risk, as measured by value-at-risk (VaR) testing, the Fund may incur through its derivatives investments. To the extent the Fund exceeds these regulatory constraints regularly or over an extended period, the Fund may determine it is necessary to make adjustments to the Fund’s investment strategies to reduce its use of derivatives. Any such adjustments may adversely affect the Fund’s ability to achieve its investment objective and its performance.

Roundhill Magnificent Seven ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements. Swap agreements are entered into primarily with major financial intermediaries for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. The Fund also will enter into swap agreements that provide for the physical delivery of the reference asset where, instead of exchanging the return earned or realized on the underlying securities, the Fund takes physical delivery of the underlying security. Swap agreements are generally traded over the counter, and therefore, may not receive regulatory protection, which may expose investors, including the Fund, to significant losses.
Roundhill Magnificent Seven ETF | Fixed Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Risk. Fixed income securities are subject to various risks, including the risks described below.
◦Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
◦Credit Risk. An issuer of a fixed income security, such as a corporate bond, may be unable or unwilling to make interest and principal payments when due. The Fund also is subject to the related risk that the value of a fixed income security may decline because of concerns about the issuer’s creditworthiness. Credit risk is heightened to the extent the Fund invests in below investment-grade securities, which also are referred to as high-yield securities or junk bonds.
◦Extension Risk. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
◦Income Risk. The Fund’s income may decline if interest rates fall. The risk of decline in income is heightened when fixed income instruments held by the Fund have floating or variable interest rates.
◦Interest Rate Risk. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Variable and floating rate securities may increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities.
◦Prepayment Risk. The risk that changes in interest rates, credit spreads or other factors will result in the call (repayment) of a debt instrument before it is expected. The Fund may have to invest the proceeds in lower yielding securities or that expectations of such early call will negatively impact the market price of the security.
Roundhill Magnificent Seven ETF | Fixed Income Risk, Call Risk Member
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Roundhill Magnificent Seven ETF | Fixed Income Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. An issuer of a fixed income security, such as a corporate bond, may be unable or unwilling to make interest and principal payments when due. The Fund also is subject to the related risk that the value of a fixed income security may decline because of concerns about the issuer’s creditworthiness. Credit risk is heightened to the extent the Fund invests in below investment-grade securities, which also are referred to as high-yield securities or junk bonds.
Roundhill Magnificent Seven ETF | Fixed Income Risk, Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
Roundhill Magnificent Seven ETF | Fixed Income Risk, Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund’s income may decline if interest rates fall. The risk of decline in income is heightened when fixed income instruments held by the Fund have floating or variable interest rates.
Roundhill Magnificent Seven ETF | Fixed Income Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Variable and floating rate securities may increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities.
Roundhill Magnificent Seven ETF | Fixed Income Risk, Prepayment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk. The risk that changes in interest rates, credit spreads or other factors will result in the call (repayment) of a debt instrument before it is expected. The Fund may have to invest the proceeds in lower yielding securities or that expectations of such early call will negatively impact the market price of the security.
Roundhill Magnificent Seven ETF | Investment Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Company Risk. The risks of investing in investment companies, such as ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.
Roundhill Magnificent Seven ETF | Limited Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited Issuer Risk. Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.
Roundhill Magnificent Seven ETF | Liquidity And Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity and Valuation Risk. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Adviser believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time.
Roundhill Magnificent Seven ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]	Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.
Roundhill Magnificent Seven ETF | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.
Roundhill Magnificent Seven ETF | Concentration Risk, Automotive Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The automotive industry also can be significantly affected by labor relations and fluctuating component prices. Companies in the automotive industry, particularly those in the electric vehicles industry, may be affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. While most of the major manufacturers are large, financially strong companies, many others are small and can be non-diversified in both product line and customer base. Additionally, developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if any. Companies in the automotive industry may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. Legislative or regulatory changes and increased government supervision also may affect companies in the automotive industry.
Roundhill Magnificent Seven ETF | Concentration Risk, E-Commerce Discretionary Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	E-Commerce Discretionary Industry Risk. The E-Commerce Discretionary Industry includes retailers, retail outlets, and wholesalers offering a wide variety of products or specializing in a single class of goods (e.g., computers, apparel, home improvement, etc.). Companies in the E-Commerce Discretionary Industry are dependent on consumer spending, the availability of disposable income, changing consumer tastes and preferences, consumer demographics, general economic conditions, internal infrastructure and on the availability, reliability and security of the Internet and related systems. Critical systems and operations may be vulnerable to damage or interruption from natural disasters, power loss, telecommunications failure, terrorist attacks, cyber-attacks, acts of war, break-ins, and similar events. In addition, legislative or regulatory changes and increased government supervision may affect companies in the E-Commerce Discretionary Industry. The E-Commerce Discretionary Industry is a separate industry within the Consumer Discretionary Sector.
Roundhill Magnificent Seven ETF | Concentration Risk, Internet Media & Services Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Internet Media & Services Industry Risk. The Internet Media & Services Industry includes companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements, including search engines, social media and networking platforms, online classifieds, and online review companies. The prices of the securities of companies in the Internet Media & Services Industry are closely tied to the performance of the overall economy and may be affected by changes in general economic growth, consumer confidence and consumer spending. Changes in demographics and consumer tastes also may affect the success of companies in the Internet Media & Services Industry. In addition, legislative or regulatory changes and increased government supervision may affect companies in the Internet Media & Services Industry. The Internet Media & Services Industry is a separate industry within the Communications Sector.
Roundhill Magnificent Seven ETF | Concentration Risk, Semiconductors Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductors Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the Semiconductors Industry. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The Semiconductors Industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the Semiconductors Industry have been and likely will continue to be extremely volatile.
Roundhill Magnificent Seven ETF | Concentration Risk, Software Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Software Industry Risk. The Software Industry includes companies that publish and distribute software for the business or consumer markets, as well as companies that provide consulting or integration services to other businesses relating to information technology, including computer-system design, system integration, network and systems operations, cloud computing, distributed ledger technology consulting and integration, data management and storage, repair services, and technical support. In addition, the Software Industry includes companies involved in digital platforms that primarily generate revenue from advertising, content delivery, and other virtual products for consumers. Companies in the Software Industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Patent protection is integral to the success of many companies in this industry. In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. The Software Industry is a separate industry within the Technology Sector.
Roundhill Magnificent Seven ETF | Concentration Risk, Technology Hardware Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	◦Technology Hardware Industry Risk. The Technology Hardware Industry includes companies that manufacture and distribute computers, servers, mainframes, peripheral devices (e.g., keyboard, mouse, etc.), high-technology components (e.g., circuit boards), and electronic office equipment. In addition, companies in the Technology Hardware Industry include producers and distributors of semiconductors and other integrated chips, other products related to the semiconductor industry such as motherboards, and manufacturers of high-technology tools and/or equipment used in the creation of semiconductors, photonics, wafers, and other high-technology components. The companies in the Technology Hardware Industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by companies in the Technology Hardware Industry is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of these companies depends in substantial part on the timely and successful introduction of new products. In addition, many of the companies in the Technology Hardware Industry rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. The Technology Hardware Industry is a separate industry within the Technology Sector.
Roundhill Magnificent Seven ETF | Derivatives Risk, Forwards Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Forwards Contracts. The primary risks associated with the use of forwards contracts, which may adversely affect the Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the forward contract and the price of underlying asset; (b) possible lack of a liquid secondary market for a forwards contract and the resulting inability to close a forwards contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the possibility that the counterparty will default in the performance of its obligations; and (e) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it maybe disadvantageous to do so.
Roundhill Magnificent Seven ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. The Information Technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the Information Technology Sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.
Roundhill Magnificent Seven ETF | Sector Risk, Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Technology Sector. The Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Technology Sector. The prices of the securities of companies operating in the Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Roundhill Magnificent Seven ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Roundhill Magnificent Seven ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.